Debt issued measured at amortized cost (Detail) - CHF (SFr) SFr in Millions		Jun. 30, 2018		Mar. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Certificates of deposit		SFr 12,720		SFr 18,779			SFr 23,831
Commercial paper		28,878		23,304			23,532
Other short-term debt		3,730		4,078			3,590
Short-term debt	[1]	45,328		46,162			50,953
Senior unsecured debt		33,699		34,729			32,268
of which: issued by UBS AG with original maturity greater than one year	[2]	33,697		34,725			32,256
Senior unsecured debt that contributes to total loss-absorbing capacity		29,123		26,431			27,233
Covered bonds		4,029		4,105			4,112
Subordinated debt		16,931		18,030			16,555
of which: high-trigger loss-absorbing additional tier 1 capital instruments		7,119		6,898			5,187
of which: low-trigger loss-absorbing additional tier 1 capital instruments		2,359		2,342			2,383
of which: low-trigger loss-absorbing tier 2 capital instruments		6,748		8,097			8,286
of which: non-Basel III-compliant tier 2 capital instruments		705		694			700
Debt issued through the Swiss central mortgage institutions		8,357		8,349			8,345
Other long-term debt		63		77			87
of which: issued by UBS AG with original maturity greater than one year	[2]	54		58			66
Long-term debt	[3]	92,201		91,721			88,599
Total debt issued measured at amortized cost		SFr 137,530	[4]	SFr 137,883	[4]	SFr 139,551	SFr 139,551	[4]
Unsecured portion of senior fixed-rate bonds issued with maturity greater than one year		100.00%		100.00%			100.00%

[1]	Debt with an original maturity of less than one year.
[2]
Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features, 100% of the balance as of 30 June 2018 was unsecured (31 March 2018: 100% of the balance was unsecured; 31 December 2017: 100% of the balance was unsecured).

[3]	Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features.
[4]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.